Fees Summary	Jun. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,488,975.01
Previously Paid Amount
Total Fee Amount	41,564.96
Total Offset Amount
Net Fee	$ 41,564.96